SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS On January 2024, the Company settled in cash the entire 2017 Notes in an aggregate principal amount of $87,432 (See Note 15 "Debt" for further information regarding the 2017 Notes).